                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment  [  ];  Amendment Number: __________

This Amendment (Check only one.):  [  ]  is a restatement.
                                   [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     VHCP  Management, LLC
Address:  3340  Hillview Avenue
          Palo  Alto, California 94304

Form 13F File Number: 28- __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Stepp
Title:    General Counsel, VR Management, LLC
Phone:    (650) 561-9580

Signature, Place, and Date of Signing:

/s/ David L. Stepp    Palo Alto, California August 13, 2012
--------------------
   [Signature]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

         -
         Number of Other Included Managers:       0
         Form 13F Information Table Entry Total:  Seventeen (17)
         Form 13F Information Table Value Total:  $148,057,000
         List of Other Included Managers:         None

                          FORM 13F INFORMATION TABLE

                                                                                                         Voting Authority
                                TITLE OF              VALUE   SHARES /  SH / PUT / INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                   CLASS      CUSIP    (X$1000) PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                  -------- ----------- -------- --------- ---- ----- ---------- -------- --------- ------ ----
ACADIA Pharmaceuticals, Inc.      COM    004225 10 8   5,897  3,350,785  SH   N/A     Sole      N/A    3,350,785  N/A   N/A
Alexza Pharmaceuticals, Inc.      COM    015384 10 0   2,120    499,999  SH   N/A     Sole      N/A      499,999  N/A   N/A
Anacor Pharmaceuticals, Inc.      COM    032420 10 1  12,980  2,000,000  SH   N/A     Sole      N/A    2,000,000  N/A   N/A
Anthera Pharmaceuticals, Inc.     COM    03674U 10 2     431    637,623  SH   N/A     Sole      N/A      637,623  N/A   N/A
Array BioPharma Inc.              COM    04269X 10 5   1,229    354,100  SH   N/A     Sole      N/A      354,100  N/A   N/A
Biodel, Inc.                      COM    09064M 10 5   3,287  1,274,000  SH   N/A     Sole      N/A    1,274,000  N/A   N/A
Chelsea Therapeutics
  International, Inc.             COM    163428 10 5   5,100  3,446,170  SH   N/A     Sole      N/A    3,446,170  N/A   N/A
GTx, Inc.                         COM    40052B 10 8   7,487  2,126,899  SH   N/A     Sole      N/A    2,126,899  N/A   N/A
Ironwood Pharmaceuticals, Inc.    COM    46333X 10 8  33,072  2,400,000  SH   N/A     Sole      N/A    2,400,000  N/A   N/A
Medivation, Inc.                  COM    58501N 10 1  11,580    126,699  SH   N/A     Sole      N/A      126,699  N/A   N/A
Neurocrine Biosciences, Inc.      COM    64125C 10 9  21,189  2,683,871  SH   N/A     Sole      N/A    2,683,871  N/A   N/A
NPS Pharmaceuticals, Inc.         COM    62936P 10 3  15,717  1,825,400  SH   N/A     Sole      N/A    1,825,400  N/A   N/A
Orexigen Therapeutics, Inc.       COM    686164 10 4   1,304    235,300  SH   N/A     Sole      N/A      235,300  N/A   N/A
Spectrum Pharmaceuticals, Inc.    COM    84763A 10 8   5,446    350,000  SH   N/A     Sole      N/A      350,000  N/A   N/A
Tesaro, Inc.                      COM    881569 10 7   9,189    656,812  SH   N/A     Sole      N/A      656,812  N/A   N/A
Xenoport, Inc.                    COM    98411C 10 0     167     27,700  SH   N/A     Sole      N/A       27,700  N/A   N/A
YM BioSciences, Inc.              COM    984238 10 5  11,862  5,961,000  SH   N/A     Sole      N/A    5,961,000  N/A   N/A